Acquisition of Goods and Services - Detailed Information About Business Combinations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about acquisition of goods and services [abstract]
Acquisition of raw materials and merchandise	€ 1,863	€ 1,614	€ 1,811
Costs of services:
Revenues due to other TLC operators	1,737	1,686	1,713
Interconnection costs	28	26	24
Commissions, sales commissions and other selling expenses	1,109	937	984
Advertising and promotion expenses	277	294	414
Professional and consulting services	223	186	366
Utilities	467	484	483
Maintenance	242	289	334
Outsourcing costs for other services	513	447	455
Mailing and delivery expenses for telephone bills, directories and other materials to customers	96	100	84
Other service expenses	572	522	610
Costs of services	5,264	4,971	5,467
Lease and rental costs:
Rent and leases	739	702	699
TLC circuit lease rents and rents for use of satellite systems	298	288	343
Other lease and rental costs	224	218	212
Lease and rental costs	1,261	1,208	1,254
Total	€ 8,388	€ 7,793	€ 8,532